PARENT COMPANY INFORMATION	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION

NOTE 23 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s CFS except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the CFS of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP were condensed or omitted.

As of September 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2024	2023
	US$	US$
ASSETS
Non-current assets:
Investment in subsidiaries	$39,786,592	$30,805,286

Total Assets	$39,786,592	$30,805,286

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 15,500,000 shares issued and outstanding*)	15,500	15,500
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	1,617,966	1,617,966
Statutory reserves	1,690,994	1,565,649
Retained earnings	37,339,006	29,368,480
Accumulated other comprehensive loss	(861,374)	(1,746,809)
Total Equity	39,786,592	30,805,286

Total Liabilities and Equity	$39,786,592	$30,805,286

*	Gives retroactive effect to reflect the business reorganization in March 2023.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Equity in earnings of subsidiaries	$8,095,871	$11,858,590	$5,722,076
Net income	8,095,871	11,858,590	5,722,076
Foreign currency translation (loss) gain	885,435	501,013	(2,649,238)
Comprehensive income	$8,981,306	$12,359,603	$3,072,838

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities
Net income	$8,095,871	$11,858,590	$5,722,076
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,095,871)	(11,858,590)	(5,722,076)
Net cash provided by operating activities	-	-	-

Net change in cash	-	-	-
Cash at the beginning of the year	-	-	-
Cash at the end of the year	$-	$-	$-